RELATED PARTY TRANSACTIONS AND BALANCES - Balances with related parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	$ 28,667	$ 30,075
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Due to related parties	$ 3,548	$ 12,176
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Horgos Zhijiantiancheng
RELATED PARTY TRANSACTIONS AND BALANCES
Receipts of media deposits	$ 242,009
Related Party
RELATED PARTY TRANSACTIONS AND BALANCES
Accounts receivable, net	5,499
Prepayments		$ 215,689
Related Party | Ms. Wenxiu Zhong
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related parties	3,548	3,546
Related Party | Horgos Zhijiantiancheng
RELATED PARTY TRANSACTIONS AND BALANCES
Accounts receivable, net	5,499
Prepayments		215,689
Related Party | Anruitai Investment Limited
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	$ 28,667	28,667
Others
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties		$ 1,408
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Due to related parties		$ 8,630
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party